PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule Of Prepaid Expenses and Other Current Assets [Table Text Block]

Prepaid expenses and other current assets consist of the following at:

	December 31,
	2012	2011

Trade deposits to suppliers	$7,894,664	$3,914,548
Other short term advances to third parties	258,151	77,204
Utility and sundry deposits	14,047	12,749
Short term advances to employees	363,822	484,276
	$8,530,684	$4,488,777